Exhibit 99.1

Item 4 and Item 5

Agreed Upon Procedures Report

Orange Lake Country Club, Inc.

Orange Lake Timeshare Trust 2018-A

February 2, 2018

Orange Lake Country Club, Inc. and Wilson Resort Finance, LLC 8505 West Irlo Bronson Memorial Highway Kissimmee, Florida 34747-8201

Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park	Grant Thornton LLP 200 S Orange Avenue, Suite 2050 Orlando, FL 32801-3410 T 407.481.5100 F 407.481.5190 GrantThornton.com linkd.in/GrantThorntonUS twitter.com/GrantThorntonUS
Floor 11
New York, New York 10036
Deutsche Bank Securities, Inc. 60 Wall Street 3rd Floor
New York, New York 10005
Wells Fargo Securities, LLC 375 Park Avenue
New York, New York 10152

SunTrust Bank, Inc. 200 S. Orange Avenue SOAB 5
Orlando, Florida 32801

J.P. Morgan Chase Bank, N.A. 10 S. Dearborn 16th Floor
Chicago, Illinois 60603

KeyBanc Capital Markets 1301 Avenue of the Americas New York, NY 10019

Re:	Orange Lake Timeshare Trust 2018-A (the “Trust” or the “Issuer”) and

Timeshare Loan-Backed Notes, Series 2018-A,

Class A, B, and C (the “Notes”)

INDEPENDENT ACCOUNTANTS REPORT ON APPLYING AGREED-UPON PROCEDURES

To Orange Lake Country Club, Inc., Wilson Resort Finance, LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Deutsche Bank Securities, Inc., SunTrust Bank, Inc., JP Morgan Chase Bank, N.A., Wells Fargo Securities, LLC, and KeyBanc Capital Markets:

We have performed the procedures enumerated below, which were agreed to by the above- named addressees (the “Addressees”), on certain information with respect to a pool of timeshare loans (the “Timeshare Loans) as of December 31, 2017 that will secure the Notes. The Issuer is responsible for the Timeshare Loan information referred to above as of December 31, 2017. The sufficiency of these procedures is solely the responsibility of the Addressees. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

2

Orange Lake Country Club, Inc. and Wilson Resort Finance, LLC (the “Company”) advised us that the Notes are expected to:

a)	Be issued by the Trust,

b)	Be offered pursuant to the Trust’s Confidential Offering Circular and

c)	Be backed by a pool of Timeshare Loans.

The procedures we performed and our findings are as follows:

1.	We obtained a data file for a population of timeshare loans as of December 31, 2017 provided by the Company (the “Data File”). The Company has indicated this population of timeshare loans was derived from the Company’s Daybreak Timeshare Loan Servicing System (“Daybreak”).

2.	From the Data File, we made a selection of 100 timeshare loans (“Sample Loans”).

3.	For each of the Sample Loans listed in Exhibit 1, we compared the characteristics listed in Exhibit 2 (the “Sample Characteristics”) as shown on the Data File with the corresponding information in the copies of the Company documents (the “Source Documents”) of the related sample loan file (the “Loan File”) provided by the Company. When more than one Source Document was available for a Sample Characteristic, we used the highest priority Source Document that we located in the Loan File.

We identified two Sample Loans (Sample Loan numbers 65 and 93) where the obligor state of residence noted in the Data File did not agree to the Source Documents listed in Exhibit 2. For the Sample Loan numbers 65 and 93 the obligors requested an address change that we agreed to Daybreak.

We identified one Sample Loan (Sample Loan number 29) where the Source Document used to compare the related FICO score could not be located by the Company.

We identified that the Company has not obtained a FICO score for certain timeshare loans in the Data File. The Company does not have FICO scores available for timeshare loans with owners who reside outside of the United States or who do not have credit history. The Company does not have a credit agency report for timeshare loans that originated prior to July 2008. This procedure was only performed for those Sample Loans which had a FICO score within the Data File. There were no Sample Loans noted that originated prior to July 2008. The Source Document used to compare the FICO score was the Company’s electronic download from the credit agency’s website for the respective day the original FICO score was obtained. For Sample Loans related owners who reside outside of the United Sates, the obligor country and completion date per the Purchase Agreement were compared to the Data File. Listed below are those Sample Loans that were associated with foreign timeshare loan owners or did not have an original FICO score.

Foreign
Sample Loan:

Sample Loan number 61

Except for the instances noted above, all such Sample Characteristics as shown in the Data File were in agreement with the Source Documents.

4.	For each of the Sample Loans, we recalculated the number of delinquent days as provided on the Data File by obtaining the next payment date from Daybreak and comparing that date to December 31, 2017. We noted no exceptions.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

3

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of opinion or conclusion, respectively, on the Timeshare Loan data referred to above. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Addressees and is not intended to be and should not be used by anyone other than these specified parties.

Orlando, Florida

February 2, 2018

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Exhibit 1 – Sample Loans (Refer to Procedure 2)

Sample Loans

Sample Loan Number	Loan Number	Sample Loan Number	Loan Number	Sample Loan Number	Loan Number	Sample Loan Number	Loan Number
1	[REDACTED]	26	[REDACTED]	51	[REDACTED]	76	[REDACTED]
2	[REDACTED]	27	[REDACTED]	52	[REDACTED]	77	[REDACTED]
3	[REDACTED]	28	[REDACTED]	53	[REDACTED]	78	[REDACTED]
4	[REDACTED]	29	[REDACTED]	54	[REDACTED]	79	[REDACTED]
5	[REDACTED]	30	[REDACTED]	55	[REDACTED]	80	[REDACTED]
6	[REDACTED]	31	[REDACTED]	56	[REDACTED]	81	[REDACTED]
7	[REDACTED]	32	[REDACTED]	57	[REDACTED]	82	[REDACTED]
8	[REDACTED]	33	[REDACTED]	58	[REDACTED]	83	[REDACTED]
9	[REDACTED]	34	[REDACTED]	59	[REDACTED]	84	[REDACTED]
10	[REDACTED]	35	[REDACTED]	60	[REDACTED]	85	[REDACTED]
11	[REDACTED]	36	[REDACTED]	61	[REDACTED]	86	[REDACTED]
12	[REDACTED]	37	[REDACTED]	62	[REDACTED]	87	[REDACTED]
13	[REDACTED]	38	[REDACTED]	63	[REDACTED]	88	[REDACTED]
14	[REDACTED]	39	[REDACTED]	64	[REDACTED]	89	[REDACTED]
15	[REDACTED]	40	[REDACTED]	65	[REDACTED]	90	[REDACTED]
16	[REDACTED]	41	[REDACTED]	66	[REDACTED]	91	[REDACTED]
17	[REDACTED]	42	[REDACTED]	67	[REDACTED]	92	[REDACTED]
18	[REDACTED]	43	[REDACTED]	68	[REDACTED]	93	[REDACTED]
19	[REDACTED]	44	[REDACTED]	69	[REDACTED]	94	[REDACTED]
20	[REDACTED]	45	[REDACTED]	70	[REDACTED]	95	[REDACTED]
21	[REDACTED]	46	[REDACTED]	71	[REDACTED]	96	[REDACTED]
22	[REDACTED]	47	[REDACTED]	72	[REDACTED]	97	[REDACTED]
23	[REDACTED]	48	[REDACTED]	73	[REDACTED]	98	[REDACTED]
24	[REDACTED]	49	[REDACTED]	74	[REDACTED]	99	[REDACTED]
25	[REDACTED]	50	[REDACTED]	75	[REDACTED]	100	[REDACTED]

Exhibit 2 – List of Sample Characteristics and Source Documents (Refer to Procedure 3)

Sample Characteristics	Source Documents

Original Principal Balance	Promissory Note, Purchase Agreement

Current Principal Balance	Daybreak Loan Servicing System

Condo Association	Promissory Note, Purchase Agreement

Current Term	Promissory Note, Purchase Agreement

Term Paid	Daybreak Loan Servicing System

Current Rate	Promissory Note, Purchase Agreement

Obligor State	Promissory Note, Purchase Agreement

Obligor Country	Promissory Note, Purchase Agreement

Down Payment Amount Statement	Purchase Agreement, HUD-1 Settlement Statement

FICO Score	Electronic download from the credit agency’s website for the respective day the original FICO score was obtained

Payment Status	Daybreak Loan Servicing System

Payment Type	Daybreak Loan Servicing System